Net fee income (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of net fee income

Net fee income by global business
	2021
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Funds under management	1,984	126	546	—	2,656
Cards	1,949	240	23	1	2,213
Credit facilities	103	833	690	1	1,627
Broking income	863	69	669	—	1,601
Account services	429	677	340	6	1,452
Unit trusts	1,065	23	—	—	1,088
Underwriting	4	6	1,009	(2)	1,017
Global custody	167	24	787	—	978
Remittances	75	357	343	—	775
Imports/exports	1	474	145	—	620
Insurance agency commission	324	17	—	—	341
Other	1,305	1,077	2,503	(2,465)	2,420
Fee income	8,269	3,923	7,055	(2,459)	16,788
Less: fee expense	(2,375)	(284)	(3,452)	2,420	(3,691)
Net fee income	5,894	3,639	3,603	(39)	13,097

	2020					2019
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total	Total
	$m	$m	$m	$m	$m	$m
Funds under management	1,686	126	477	—	2,289	2,177
Cards	1,564	360	25	—	1,949	1,975
Credit facilities	93	740	626	—	1,459	1,618
Broking income	862	61	616	—	1,539	1,057
Account services	431	598	264	—	1,293	2,003
Unit trusts	881	18	—	—	899	1,035
Underwriting	5	9	1,002	(1)	1,015	829
Global custody	189	22	723	—	934	717
Remittances	77	313	288	(1)	677	747
Imports/exports	—	417	160	—	577	662
Insurance agency commission	307	17	1	—	325	377
Other	1,123	893	2,369	(2,290)	2,095	2,242
Fee income	7,218	3,574	6,551	(2,292)	15,051	15,439
Less: fee expense	(1,810)	(349)	(3,284)	2,266	(3,177)	(3,416)
Net fee income	5,408	3,225	3,267	(26)	11,874	12,023